November 12, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

RE: Canada Life of New York Variable Annuity Account 1 of Canada Life Insurance Company of New York (the "Account')
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933
     File Nos. 33-32199 and 811-5962

Ladies and Gentlemen:

In lieu of filing the supplement to the form of prospectus and Statement of Additional Information for the Account pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the supplement to the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 18 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of the supplement to the prospectus and Statement of Additional Information was filed with post-effective amendment no. 18 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on November 10, 2003.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3817.

CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
(Registrant)

By: /s/ Beverly A. Byrne

Beverly A. Byrne
Canada Life Insurance Company of New York